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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	to
	Date of Report (Date of earliest event reported)

	Commission File Number of securitizer:

	Central Index Key Number of securitizer:

	Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:		0001606767

Welk Resorts 2019-A, LLC
(Exact name of issuing entity as specified in its charter)

	Central Index Key Number of issuing entity (if applicable):	0001777815

	Central Index Key Number of underwriter (if applicable):

Carisa Azzi, (760) 481-7794
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated May 23, 2019, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Welk Resort Group, Inc.	(Securitizer)

Date	May 24, 2019

/s/ Carisa Azzi		(Signature)
Name: Carisa Azzi Title: SVP | CFO

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Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures dated May 23, 2019.